BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost
As of December 31, 2025 and 2024, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2025(1)	December 31, 2024
In millions of COP
Obligations granted by foreign banks	4,163,897	10,619,033
Obligations granted by domestic banks	5,192,531	5,070,499
Total borrowings from other financial institutions	9,356,428	15,689,532
(1)The accumulated amount as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. As of that date, it recorded foreign financial obligations totaling COP1,755,502 which were reclassified to Liabilities related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity; Note 2.D12. Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31. Discontinued Operation.

Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost
Obligations granted by foreign banks
As of December 31, 2025

Financial entity	Rate Minimum	Rate Maximum	December 31, 2025
In millions of COP
Financing with Correspondent Banks and Multilateral Entities(1)	4.48%	7.50%	2,901,835
Banco Interamericano de Desarrollo (BID)	6.47%	8.98%	1,083,902
Banco Latinoamericano de Comercio Exterior (Bladex)	5.20%	5.42%	178,160
Total			4,163,897
(1)The decrease is mainly due to the reclassification of Banistmo S.A. as an asset held for sale and to the early cancellations of obligations by Bancolombia Panamá S.A.

As of December 31, 2024

Financial entity	Rate Minimum	Rate Maximum	December 31, 2024
In millions of COP
Financing with Correspondent Banks and Multilateral Entities	1.50%	8.99%	9,959,214
Banco Interamericano de Desarrollo (BID)	8.47%	9.62%	614,946
Banco Latinoamericano de Comercio Exterior (Bladex)	5.80%	5.80%	44,873
Total			10,619,033

Schedule of maturities of financial obligations
The maturities of the financial obligations with foreign entities as of December 31, 2025 and 2024 are the following:

Foreign	December 31, 2025(1)	December 31, 2024
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	2,028,754	7,428,943
More than twelve months after the reporting period	2,135,143	3,190,090
Total	4,163,897	10,619,033
(1)The decrease is mainly due to the reclassification of Banistmo S.A. as an asset held for sale, as well as a decrease in Bancolombia Panamá resulting from early cancellations made on various obligations with third parties.

Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost
Obligations granted by domestic banks
As of December 31, 2025

Financial entity	Rate Minimum	Rate Maximum	December 31, 2025
In millions of COP
Financiera de desarrollo territorial (Findeter)	3.78%	17.22%	2,387,805
Fondo para el financiamiento del sector agropecuario (Finagro)	5.14%	12.70%	1,362,009
Banco de comercio exterior de Colombia (Bancoldex)	2.17%	16.66%	370,631
Other private financial entities	5.22%	10.13%	1,072,086
Total			5,192,531
As of December 31, 2024

Financial entity	Rate Minimum	Rate Maximum	December 31, 2024
In millions of COP
Financiera de desarrollo territorial (Findeter)	4.15%	17.21%	2,239,644
Fondo para el financiamiento del sector agropecuario (Finagro)	5.09%	13.59%	1,363,891
Banco de comercio exterior de Colombia (Bancoldex)	2.17%	17.50%	399,266
Other private financial entities	5.11%	13.01%	1,067,698
Total			5,070,499

Schedule of maturities of financial obligations
The maturities of financial obligations with domestic banks as of December 31, 2025 and 2024, are as follows:

Domestic	December 31, 2025	December 31, 2024
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	371,929	679,069
More than twelve months after the reporting period	4,820,602	4,391,430
Total	5,192,531	5,070,499